Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	$ 2,889
Net investing cash flows	(904)
Net financing cash flows	(33)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952
Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed	(399)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating cash flows	2,889
Net investing cash flows	(904)
Net financing cash flows	(33)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations	1,952
Net cash completion payment on merger of Petroleum with Woodside	(683)
Cash and cash equivalents disposed	(399)
Total cash impact	870
Discontinued operations [member] | Operating segments [member] | Petroleum [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash completion payment on merger of Petroleum with Woodside	$ (683)